Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Revenues:	$ 276,249	$ 246,597	$ 1,050,441	$ 881,983	$ 757,907
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	83,076	83,760	355,813	321,476	264,865
Selling expenses (exclusive of amortization of deferred commissions, respectively, which are included in depreciation and amortization shown separately below)	43,591	59,243	213,386	198,348	131,421
General and administrative expenses	46,339	50,967	204,536	188,397	143,168
Depreciation and amortization	131,221	124,258	514,082	329,255	288,542
Restructuring and asset impairment charges			4,683	0	1,013
Total costs and expenses	304,227	318,228	1,292,500	1,037,476	829,009
Loss from operations	(27,978)	(71,631)	(242,059)	(155,493)	(71,102)
Other expenses (income):
Interest expense	63,748	58,790	245,214	225,772	197,965
Interest income	(23)	(31)	(425)	(130)	(432)
Other (income) loss, net	(2,246)	(45,240)	(17,323)	27,986	7,255
Loss before income taxes	(89,457)	(85,150)	(469,525)	(409,121)	(275,890)
Income tax (benefit) expense	(301)	(433)	(1,611)	1,078	67
Net loss	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Recurring and other revenue
Revenues:
Revenues:	$ 276,249	$ 246,597	1,050,441	843,420	724,478
Service and other sales revenue
Revenues:
Revenues:			0	26,988	22,855
Activation fees
Revenues:
Revenues:			$ 0	$ 11,575	$ 10,574